Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

JPMorgan Chase Bank, National Association (the “Company”)

1111 Polaris Parkway
Columbus, OH 43240

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Federal Home Loan Mortgage Corporation, J.P. Morgan Securities LLC and J.P. Morgan Chase Commercial Mortgage Securities Corp., who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations included in the Final Data File (defined below). The procedures were performed with respect to the Structured Pass-Through Certificates, Series Q-032 and Multifamily Mortgage Pass-Through Certificates, Series 2025-Q032 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 246 mortgage loans (the “Mortgage Loan Assets”) secured by 246 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of Mortgage Loan Assets and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of collateral securing such assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of March 1, 2025.

●	The phrase “Index Assumption” refers to the following interest rate:

o	SOFR of 4.25000%.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral as of the Cut-off Date:

o	JPMCC 2025-CTL - Prelim Tape (3.17.2025v3).xlsx (provided on March 17, 2025).

●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

●	The phrase “Affordability Schedule” refers to the number of affordable units allocated to tenants earning specified income thresholds for each mortgaged property.

●	The phrase “Appraisal Report” refers to a signed appraisal document.

●	The phrase “Condominium CCR Checklist” refers to the document indicating the borrower’s ownership in the condominium units.

●	The phrase “Costing Tape” refers to the listing of each loan’s outstanding principal balance as of March 1, 2025, prepared by the Company.

●	The phrase “Deed of Trust” refers to each loan’s signed deed of trust or mortgage.

●	The phrase “Environmental Report” refers to a final phase I and phase II environmental document, if applicable.

●	The phrase “Fee Schedule” refers to the documentation for the master servicing fee, subservicing fee, trustee fee, certificate administration fee and CREFC intellectual property royalty license fee related to the Transaction.

●	The phrase “Final Submission” refers to an underwriting file with historical and pro-forma cash flow statements provided by the Company’s underwriting team.

●	The phrase “Ground Lease” refers to a signed ground lease agreement, estoppel or abstract, if any.

●	The phrase “Guaranty Agreement” refers to a signed guaranty agreement.

●	The phrase “Insurance Tape” refers to the listing of each loan’s requirement of property insurance, prepared by the Company.

●	The phrase “MSA Mapping Template” refers to the Excel mapping file “MSA Mapping.xlsx” (provided on January 16, 2025), which summarizes the metropolitan statistical area based on zip code.

●	The phrase “Operating Statement” refers to the historical statement of property level income and expenses prepared by the borrower or its agent.
●	The phrase “Promissory Note” refers to the promissory note, promissory note riders, modifications and/or assumptions of the promissory note or the equivalent.

●	The phrase “Rent Roll” refers to a rent roll document summarizing the lease terms of the underlying tenants.

●	The phrase “Servicer Report” refers to a schedule of current tax and insurance escrow balances.

●	The phrase “Subordinate Loan Documents” refers to the junior lien loan agreement, junior lien mortgage note, or any other document related to the respective loan’s subordinate debt.

●	The phrase “Tenancy In Common Agreement” refers to a signed tenancy in common agreement.

●	The phrase “Title Policy” refers to a signed title policy or an endorsement of title policy.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

The procedures performed and results thereof are described in Exhibit A and Exhibit B. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the data file(s) based on such communicated differences, where they determined it to be appropriate. We performed these procedures on the Final Data File, and the results of those procedures are described in Exhibit A and Exhibit B.

From December 24, 2024 through March 17, 2025, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes listed in Exhibit C or denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

March 17, 2025

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

Multifamily Mortgage Pass-Through Certificates, Series 2025-Q032

Exhibits

Exhibit A - Loan File Review Procedures

Exhibit B - Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

Multifamily Mortgage Pass-Through Certificates, Series 2025-Q032

EXHIBIT A

Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document	Tolerance
1	Loan No. / Property No.	None - Company Provided	None
2	Loan Number	None - Company Provided	None
3	Freddie Mac Underwriting Group	None - Company Provided	None
4	Number of Properties	Appraisal Report	None
5	Property Name	None - Company Provided	None
6	Originator	Promissory Note	None
7	Street Address (1)	Appraisal Report	None
8	Property City	Appraisal Report	None
9	Property State	Appraisal Report	None
10	Metropolitan Statistical Area	MSA Mapping Template	None
11	Zip Code	Appraisal Report	None
12	County	Appraisal Report	None
13	Property Type	Appraisal Report	None
14	Property Subtype	Appraisal Report	None
15	Year Built	Appraisal Report	None
16	Year Renovated	Appraisal Report	None
17	Total Units	Rent Roll	None
18	Commercial Units	Rent Roll	None
19	Cut-Off Date Balance/Unit	Recalculation	$1.00
20	Unit of Measure	Appraisal Report	None
21	Affordable LI Units (<=80% AMI)	Affordability Schedule	None
22	Affordable LI Units (<=60% AMI)	Affordability Schedule	None
23	Affordable VLI Units (<=50% AMI)	Affordability Schedule	None
24	Occupancy %	Recalculation	0.1%
25	Occupancy As of Date	Rent Roll	1 day
26	Loan Purpose (Acquisition, Refinance)	Final Submission	None
27	Single Purpose Borrowing Entity / Single Asset Borrowing Entity	Promissory Note	None
28	Crossed Loans	Promissory Note	None
29	Affiliated Borrower Loans	Recalculation	None
30	Sponsor	Final Submission	None
31	Borrowing Entity	Promissory Note	None
32	Borrowing Entity State of Organization (Abbreviation)	Promissory Note	None
33	Borrowing Entity Ownership Type (LLC, LP, GP, Corp, Individual, etc.)	Promissory Note	None
34	Bad Boy Indemnitor / Guarantor	Guaranty Agreement	None
35	Guarantor State of Organization (Abbreviation)	Guaranty Agreement	None
36	Guarantor Ownership Type (LLC, LP, GP, Corp, Individual, etc.)	Guaranty Agreement	None
37	Tenants In Common (Y/N)	Tenancy In Common Agreement; Title Policy	None
38	Recourse to Borrower (2)	Promissory Note	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

Multifamily Mortgage Pass-Through Certificates, Series 2025-Q032

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document	Tolerance
39	Recourse to Guarantor	Guaranty Agreement	None
40	Condo Ownership (% or N/A)	Appraisal Report; Condominium CCR Checklist	None
41	Late Charge Grace Period	Promissory Note	None
42	Note Date	Promissory Note	None
43	First Payment Date	Promissory Note	None
44	Payment Date	Promissory Note	None
45	Maturity Date	Promissory Note	None
46	Original Loan Amount (3)	Promissory Note	None
47	Cut-off Date Loan Amount	Recalculation	$1.00
48	% of Cut-Off Date Pool Balance	Recalculation	0.01%
49	Maturity Balance	Recalculation	$1.00
50	Maturity Balance / Unit ($)	Recalculation	$1.00
51	Mortgage Type (Fixed Rate/Hybrid ARM)	Promissory Note	None
52	First Interest Adjustment Date In Trust	Promissory Note	None
53	Interest Adjustment Period (months)	Promissory Note	None
54	Initial Fixed Rate Period (Hybrid ARMs)	Recalculation	None
55	Balance After Fixed Rate Period	Recalculation	$1.00
56	Maximum Interest Adjustment (Lifetime)	Recalculation	None
57	Periodic Cap	Promissory Note	None
58	Rate Index	Promissory Note	None
59	Margin	Promissory Note	None
60	Gross Interest Rate	Promissory Note	None
61	Rate Cap (Lifetime)	Promissory Note	None
62	Administration Fee Rate	Recalculation	None
63	Net Margin Interest Rate	Recalculation	None
64	SOFR Floor	Promissory Note	None
65	Rate Floor	Promissory Note	None
66	Rate Rounding Methodology	Promissory Note	None
67	Interest Accrual Period Day Of Month (Start/End) (4)	Promissory Note	None
68	Accrual Basis	Promissory Note	None
69	Loan Amortization Type	Promissory Note	None
70	Annual Debt Service Amount (Amortizing)	Recalculation	$1.00
71	Annual Debt Service Amount (IO)	Recalculation	$1.00
72	Monthly Debt Service Amount (Amortizing)	Recalculation	None
73	Monthly Debt Service Amount (IO)	Recalculation	None
74	Monthly Debt Service Amount (at Cap)	Recalculation	None
75	Amortization Term (Original)	Promissory Note	None
76	Amortization Term (Remaining)	Recalculation	None
77	Loan Term (Original)	Recalculation	None
78	Loan Term (Remaining)	Recalculation	None
79	IO Period	Promissory Note	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

Multifamily Mortgage Pass-Through Certificates, Series 2025-Q032

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document	Tolerance
80	Seasoning	Recalculation	None
81	Prepayment Provision	Promissory Note	None
82	Appraisal Valuation Date	Appraisal Report	None
83	Appraised Value	Appraisal Report	None
84	Cut-Off Date LTV	Recalculation	0.1%
85	Maturity LTV	Recalculation	0.1%
86	Most Recent NCF DSCR (IO)	Recalculation	None
87	Most Recent NCF DSCR (AM)	Recalculation	None
88	U/W IO DSCR (NCF)	Recalculation	None
89	U/W DSCR (NCF)	Recalculation	None
90	U/W DSCR at Cap (NCF)	Recalculation	None
91	Most Recent Financial End Date (Post Underwriting)	Operating Statement	1 day
92	Most Recent EGI (Post Underwriting)	Operating Statement	$1.00
93	Most Recent Expenses (Post Underwriting)	Operating Statement	$1.00
94	Most Recent NOI (Post Underwriting)	Recalculation	$1.00
95	Most Recent NCF (Post Underwriting)	Recalculation	$1.00
96	2nd Most Recent Financial End Date (Post Underwriting)	Operating Statement	1 day
97	2nd Most Recent EGI (Post Underwriting)	Operating Statement	$1.00
98	2nd Most Recent Expenses (Post Underwriting)	Operating Statement	$1.00
99	2nd Most Recent NOI (Post Underwriting)	Recalculation	$1.00
100	2nd Most Recent NCF (Post Underwriting)	Recalculation	$1.00
101	3rd Most Recent Financial End Date (Post Underwriting)	Operating Statement	1 day
102	3rd Most Recent EGI (Post Underwriting)	Operating Statement	$1.00
103	3rd Most Recent Expenses (Post Underwriting)	Operating Statement	$1.00
104	3rd Most Recent NOI (Post Underwriting)	Recalculation	$1.00
105	3rd Most Recent NCF (Post Underwriting)	Recalculation	$1.00
106	Appraiser UW NCF DSCR (IO)	Recalculation	None
107	Appraiser UW NCF DSCR (AM)	Recalculation	None
108	Appraiser UW EGI	Appraisal Report	1 day
109	Appraiser UW Expenses	Appraisal Report	$1.00
110	Appraiser UW NOI	Recalculation	$1.00
111	Appraiser UW NCF	Recalculation	$1.00
112	U/W EGI	Final Submission	$1.00
113	U/W Expenses	Final Submission	$1.00
114	U/W NOI	Recalculation	$1.00
115	U/W NCF	Recalculation	$1.00
116	Most Recent Financial End Date (Pre Orig)	Final Submission	1 day
117	Most Recent EGI (Pre Orig)	Final Submission	$1.00
118	Most Recent Expenses (Pre Orig)	Final Submission	$1.00
119	Most Recent NOI (Pre Orig)	Recalculation	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

Multifamily Mortgage Pass-Through Certificates, Series 2025-Q032

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document	Tolerance
120	Most Recent NCF (Pre Orig)	Recalculation	$1.00
121	2nd Most Recent Financial End Date (Pre Orig)	Final Submission	1 day
122	2nd Most Recent EGI (Pre Orig)	Final Submission	$1.00
123	2nd Most Recent Expenses (Pre Orig)	Final Submission	$1.00
124	2nd Most Recent NOI (Pre Orig)	Recalculation	$1.00
125	2nd Most Recent NCF (Pre Orig)	Recalculation	$1.00
126	3rd Most Recent Financial End Date (Pre Orig)	Final Submission	1 day
127	3rd Most Recent EGI (Pre Orig)	Final Submission	$1.00
128	3rd Most Recent Expenses (Pre Orig)	Final Submission	$1.00
129	3rd Most Recent NOI (Pre Orig)	Recalculation	$1.00
130	3rd Most Recent NCF (Pre Orig)	Recalculation	$1.00
131	Lien Position	Title Policy	None
132	Ground Lease (Y/N)	Title Policy	None
133	Title Vesting (Fee/ Leasehold/ Both)	Title Policy	None
134	Ground Lease Rent	Ground Lease	None
135	Ground Lease Maturity Date	Ground Lease	None
136	Ground Lease Extension (Y/N)	Ground Lease	None
137	Lockbox	Promissory Note	None
138	Cash Management (Description or N/A)	Promissory Note	None
139	Engineering Reserve/Deferred Maintenance	Servicer Report	None
140	Tax & Insurance Reserve	Servicer Report	None
141	Tax & Insurance Reserve (Monthly)	Servicer Report	None
142	Replacement Reserve	Servicer Report	None
143	Replacement Reserve (Monthly)	Servicer Report	None
144	Replacement Reserve - Contractual - Cap ($ or N/A)	Servicer Report	None
145	Interest Rate Cap Reserve	Servicer Report	None
146	Interest Rate Cap Reserve (Monthly)	Servicer Report	None
147	Other Reserve	Servicer Report	None
148	Other Reserve (Monthly)	Servicer Report	None
149	Other Reserve Description	Servicer Report	None
150	Springing Reserve Type	Servicer Report	None
151	Springing Reserve Amount	Servicer Report	None
152	Seismic Insurance if PML >= 20% (Yes/No)	Insurance Tape	None
153	Seismic Report Date	None - Company Provided	None
154	PML (%)	None - Company Provided	None
155	Phase I Environmental Report Date	Environmental Report	None
156	Phase II Environmental Report Date	Environmental Report	None
157	Environmental Insurance (Y/N)	None - Company Provided	None
158	Zoning Status	Appraisal Report	None
159	If Legal Non-Conforming (Describe Issue)	Appraisal Report	None
160	Monthly Rent Per Unit	Recalculation	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

Multifamily Mortgage Pass-Through Certificates, Series 2025-Q032

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document	Tolerance
161	Non-Compliance Provisions (Y/N)	None - Company Provided	None
162	Additional Financing In Place (existing) (Y/N)	Subordinate Loan Documents	None
163	Additional Financing Amount (existing)	Subordinate Loan Documents	None
164	Additional Financing Description (existing)	Subordinate Loan Documents	None
165	Future Supplemental Financing (Y/N)	None - Company Provided	None
166	Future Supplemental Financing Description	None - Company Provided	None
167	Regulatory Agreement (Y/N)	Appraisal Report	None
168	Type of Regulatory Agreement(s)	Appraisal Report	None
169	Primary Servicing Fee	Fee Schedule	None
170	Master Servicing Fee	Fee Schedule	None
171	Trustee Fee	Fee Schedule	None
172	CREFC Royalty Fee	Fee Schedule	None
173	Administration Fee	Recalculation	None
174	Net Mortgage Rate	Recalculation	None

(1)	For the Mortgage Loan Asset identified on the Final Data File with a Loan No. / Property No. of “43”, we were instructed to use the Title Policy as the Source Document.
(2)	For all the Mortgage Loan Assets on the Final Data File with no recourse clause present in the Promissory Note, we were instructed to show as “Full”.
(3)	For the Mortgage Loan Asset identified on the Final Data File with a Loan No. / Property No. of “188”, we were instructed to use the Deed of Trust as the Source Document.
(4)	For all the Mortgage Loan Assets on the Final Data File, we were instructed to show as “(Arrears)”.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

Multifamily Mortgage Pass-Through Certificates, Series 2025-Q032

EXHIBIT B

Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
19	Cut-Off Date Balance/Unit	Quotient of (i) Cut-off Date Loan Amount and (ii) Total Units.
24	Occupancy %	Quotient of (i) occupied residential units per the Rent Roll and (ii) Total Units.
29	Affiliated Borrower Loans	A recalculation in which borrower relationships were identified based on shared Sponsor names. Related groups were then assigned numbers based on the descending order of aggregate Cut-off Date Loan Amount of the related group (starting with Group 1).
47	Cut-off Date Loan Amount

A recalculation in which the loan’s amortization schedule was recreated. For each loan, we computed the principal balance outstanding as of the Cut-off Date based upon the Original Loan Amount, Monthly Debt Service Amount (Amortizing) (or Monthly Debt Service Amount (IO), as applicable to the payment date), Loan Term (Original), Accrual Basis and Gross Interest Rate.

For the Mortgage Loan Assets, identified on the Final Data File with a Loan No. / Property No. of “77”, “101”, “109”, “143”, “162”, and “237” we were instructed to use the Costing Tape as the Source Document.

48	% of Cut-Off Date Pool Balance	Quotient of (i) Cut-off Date Loan Amount and (ii) aggregate Cut-off Date Loan Amount for the Mortgage Loan Assets.
49	Maturity Balance	A recalculation in which the loan’s amortization schedule was recreated. For each loan, we computed the principal balance outstanding as of the Maturity Date based upon the Balance After Fixed Rate Period, monthly debt service amount, Loan Term (Original), Accrual Basis, Rate Index, Index Assumption, Margin, Interest Adjustment Period (months), Rate Floor, Rate Cap (Lifetime) and Periodic Cap.
50	Maturity Balance / Unit ($)	Quotient of (i) Maturity Balance and (ii) Total Units.
54	Initial Fixed Rate Period (Hybrid ARMs)	Count of the number of monthly payment dates from, and inclusive of (i) First Payment Date, to and inclusive of (ii) First Interest Adjustment Date In Trust.
55	Balance After Fixed Rate Period	A recalculation in which the respective loan’s amortization schedule was recreated. For each loan, we computed the principal balance outstanding as of the respective loan’s first change date based upon the loan’s Cut-off Date Loan Amount, Monthly Debt Service Amount (Amortizing) (or Monthly Debt Service Amount (IO), as applicable to the payment date), Loan Term (Original), Accrual Basis and Gross Interest Rate.
56	Maximum Interest Adjustment (Lifetime)	Difference between (i) Rate Cap (Lifetime) and (ii) Rate Floor.
62	Administration Fee Rate	Sum of (i) Primary Servicing Fee, (ii) Master Servicing Fee, (iii) Trustee Fee, and (iv) CREFC Royalty Fee.
63	Net Margin Interest Rate	Difference between (i) Margin and (ii) Administration Fee Rate.
70	Annual Debt Service Amount (Amortizing)	Product of (i) Monthly Debt Service Amount (Amortizing) and (ii) 12.
71	Annual Debt Service Amount (IO)	Product of (i) Monthly Debt Service Amount (IO) and (ii) 12. For all Mortgage Loan Assets with an IO Period of “0” we set Annual Debt Service Amount (IO) to "N/A."
72	Monthly Debt Service Amount (Amortizing)

Using the standard Excel payment function: PMT(rate, nper, pv, fv, type) we recalculated the debt service based on the following inputs:

1) rate set equal to the quotient of (i) Gross Interest Rate and (ii) 12.
2) nper set equal to Amortization Term (Original).
3) pv set equal to Original Loan Amount.
4) fv set equal to 0.
5) type set equal to 0.

For the Mortgage Loan Assets, identified on the Final Data File with a Loan No. / Property No. of “77” and “101”, we were instructed to substitute clause (3) of this procedure with Cut-off Date Loan Amount.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

Multifamily Mortgage Pass-Through Certificates, Series 2025-Q032

EXHIBIT B

Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
73	Monthly Debt Service Amount (IO)

Quotient of (i) product of (A) Original Loan Amount and (B) Gross Interest Rate and (ii) 12.

For all Mortgage Loan Assets with an IO Period of “0”, we set Monthly Debt Service Amount (IO) to "N/A."

For the Mortgage Loan Assets, identified on the Final Data File with a Loan No. / Property No. of “77” and “101”, we were instructed to substitute clause (A) of this procedure with Cut-off Date Loan Amount.

74	Monthly Debt Service Amount (at Cap)	Using the standard Excel payment function: PMT(rate, nper, pv, fv, type) we recalculated the debt service based on the following inputs:

1) rate set equal to the quotient of (i) Rate Cap (Lifetime) and (ii) 12.
2) nper set equal to difference between (i) sum of (a) Amortization Term (Original) and (b) IO Period and (ii) Initial Fixed Rate Period (Hybrid ARMs).
3) pv set equal to Balance After Fixed Rate Period.
4) fv set equal to 0.
5) type set equal to 0.
76	Amortization Term (Remaining)	A recalculation in which the number of months of Seasoning that exceed the IO Period was deducted from the Amortization Term (Original).
77	Loan Term (Original)	Count of the number of monthly payment dates from, and inclusive of (i) First Payment Date, to and inclusive of (ii) Maturity Date.
78	Loan Term (Remaining)	Difference between (i) Loan Term (Original) and (ii) Seasoning.
80	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Payment Date, to and inclusive of (ii) Cut-off Date.
84	Cut-Off Date LTV	Quotient of (i) Cut-off Date Loan Amount and (ii) Appraised Value.
85	Maturity LTV	Quotient of (i) Maturity Balance and (ii) Appraised Value.
86	Most Recent NCF DSCR (IO)	Quotient of (i) Most Recent NCF (Post Underwriting) and (ii) Annual Debt Service Amount (IO).

For the Mortgage Loan Assets with an IO Period of “0”, we set the value to equal “N/A.”

For the Mortgage Loan Assets with a Most Recent NCF (Post Underwriting) of “N/A”, we set the value to equal “N/A.”
87	Most Recent NCF DSCR (AM)	Quotient of (i) Most Recent NCF (Post Underwriting) and (ii) Annual Debt Service Amount (Amortizing).

For the Mortgage Loan Assets with a Most Recent NCF (Post Underwriting) of “N/A”, we set the value to equal “N/A.”
88	U/W IO DSCR (NCF)	Quotient of (i) U/W NCF and (ii) Annual Debt Service Amount (IO). For the Mortgage Loan Assets with an IO Period “0”, we set the value to equal “N/A.”
89	U/W DSCR (NCF)	Quotient of (i) U/W NCF and (ii) Annual Debt Service Amount (Amortizing).
90	U/W DSCR at Cap (NCF)	Quotient of (i) U/W NCF and (ii) Product of (a) Monthly Debt Service Amount (at Cap) and (b) 12.
94	Most Recent NOI (Post Underwriting)	Difference between (i) Most Recent EGI (Post Underwriting) and (ii) Most Recent Expenses (Post Underwriting).
95	Most Recent NCF (Post Underwriting)	Difference between (i) Most Recent NOI (Post Underwriting) and (ii) the Product of 250 and Total Units.
99	2nd Most Recent NOI (Post Underwriting)	Difference between (i) 2nd Most Recent EGI (Post Underwriting) and (ii) 2nd Most Recent Expenses (Post Underwriting).
100	2nd Most Recent NCF (Post Underwriting)	Difference between (i) 2nd Most Recent NOI (Post Underwriting) and (ii) the Product of 250 and Total Units.
104	3rd Most Recent NOI (Post Underwriting)	Difference between (i) 3rd Most Recent EGI (Post Underwriting) and (ii) 3rd Most Recent Expenses (Post Underwriting).
105	3rd Most Recent NCF (Post Underwriting)	Difference between (i) 3rd Most Recent NOI (Post Underwriting) and (ii) the Product of 250 and Total Units.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

Multifamily Mortgage Pass-Through Certificates, Series 2025-Q032

EXHIBIT B

Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
106	Appraiser UW NCF DSCR (IO)	Quotient of (i) Appraiser UW NCF and (ii) Annual Debt Service Amount (IO). For the Mortgage Loan Assets with an IO Period of “0”, we set the value to equal “N/A.”
107	Appraiser UW NCF DSCR (AM)	Quotient of (i) Appraiser UW NCF and (ii) Annual Debt Service Amount (Amortizing).
110	Appraiser UW NOI	Difference between (i) Appraiser UW EGI and (ii) Appraiser UW Expenses.
111	Appraiser UW NCF	Difference between (i) Appraiser UW NOI and (ii) the Product of 250 and Total Units.
114	U/W NOI	Difference between (i) U/W EGI and (ii) U/W Expenses.
115	U/W NCF	Difference between (i) U/W NOI and (ii) the Product of 250 and Total Units.
119	Most Recent NOI (Pre Orig)	Difference between (i) Most Recent EGI (Pre Orig) and (ii) Most Recent Expenses (Pre Orig).
120	Most Recent NCF (Pre Orig)	Difference between (i) Most Recent NOI (Pre Orig) and (ii) the Product of 250 and Total Units.
124	2nd Most Recent NOI (Pre Orig)	Difference between (i) 2nd Most Recent EGI (Pre Orig) and (ii) 2nd Most Recent Expenses (Pre Orig).
125	2nd Most Recent NCF (Pre Orig)	Difference between (i) 2nd Most Recent NOI (Pre Orig) and (ii) the Product of 250 and Total Units.
129	3rd Most Recent NOI (Pre Orig)	Difference between (i) 3rd Most Recent EGI (Pre Orig) and (ii) 3rd Most Recent Expenses (Pre Orig).
130	3rd Most Recent NCF (Pre Orig)	Difference between (i) 3rd Most Recent NOI (Pre Orig) and (ii) the Product of 250 and Total Units.
160	Monthly Rent Per Unit (1)	Quotient of (i) aggregate monthly rental revenue for all residential units per the Rent Roll and (ii) number of residential units per the Rent Roll.
173	Administration Fee	Sum of (i) Primary Servicing Fee, (ii) Master Servicing Fee, (iii) Trustee Fee, and (iv) CREFC Royalty Fee.
174	Net Mortgage Rate	Difference between (i) Gross Interest Rate and (ii) Administration Fee.

(1)	For the purposes of this recalculation, vacant and non-income producing units (manager, leasing office, model, etc.) were grossed up to the estimated market rent. As per the Rent Roll, where market rent was not provided, we were instructed to use the quotient of (i) aggregate monthly rental revenue for occupied units and (ii) occupied units.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14